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                            RULE 497(j) CERTIFICATION



         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the form of the following prospectuses and the form of statement of additional information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 35 to BB&T Fund's Registration Statement on Form N-1A filed on January 30, 2004 and effective February 1, 2004 pursuant to Rule 485(b):

         1. Prospectus, dated February 1, 2004, relating to the BB&T Balanced Fund Class A, Class B and Class C Shares.

         2. Prospectus, dated February 1, 2004, relating to the BB&T Balanced Fund Institutional Shares.

         3. Prospectus, dated February 1, 2004, relating to the BB&T Large Company Value Fund, the BB&T Large Company Growth Fund, the BB&T Mid Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Small Company Value Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, the BB&T Short U.S. Government Fund, the BB&T Intermediate U.S. Government Fund, the BB&T Intermediate Corporate Bond Fund, the BB&T Georgia Intermediate Tax-Free Fund, the BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, the BB&T Capital Manager Growth Fund, and the BB&T Capital Manager Equity Fund Class A, Class B and Class C Shares.

         4. Prospectus, dated February 1, 2004, relating to the BB&T Large Company Value Fund, the BB&T Large Company Growth Fund, the BB&T Mid Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Small Company Value Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, the BB&T Short U.S. Government Fund, the BB&T Intermediate U.S. Government Fund, the BB&T Intermediate Corporate Bond Fund, the BB&T Georgia Intermediate Tax-Free Fund, the BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Capital Manager

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                  Conservative Growth Fund, the BB&T Capital Manager Moderate
                  Growth Fund, the BB&T Capital Manager Growth Fund, and the BB&T Capital Manager Equity Fund Class A, Class B and Class C Shares.

         5. Statement of Additional, dated February 1, 2004, relating to the Class A Shares, Class B Shares, and Class C Shares Prospectus and Institutional Shares Prospectus of the BB&T Large Company Value Fund, the BB&T Large Company Growth Fund, the BB&T Mid Cap Value Fund, the BB&T Mid Cap Growth Fund, the BB&T Small Company Value Fund, the BB&T Small Company Growth Fund, the BB&T International Equity Fund, the BB&T Special Opportunities Equity Fund, the BB&T Short U.S. Government Fund, the BB&T Intermediate U.S. Government Fund, the BB&T Intermediate Corporate Bond Fund, the BB&T Georgia Intermediate Tax-Free Fund, the BB&T Kentucky Intermediate Tax-Free Fund, the BB&T Maryland Intermediate Tax-Free Fund, the BB&T North Carolina Intermediate Tax-Free Fund, the BB&T South Carolina Intermediate Tax-Free Fund, the BB&T Virginia Intermediate Tax-Free Fund, the BB&T West Virginia Intermediate Tax-Free Fund, the BB&T Prime Money Market Fund, the BB&T U.S. Treasury Money Market Fund, the BB&T Capital Manager Conservative Growth Fund, the BB&T Capital Manager Moderate Growth Fund, the BB&T Capital Manager Growth Fund, and the BB&T Capital Manager Equity Fund which are dated February 1, 2004, the Class A Shares, Class B Shares, and Class C Shares Prospectus and Institutional Shares Prospectus of the BB&T Balanced Fund which are dated February 1, 2004, the Prospectus of the BB&T U.S. Treasury Money Market Fund and the BB&T Prime Money Market Fund, which is dated February 1, 2004, the Prospectus of the BB&T U.S. Treasury Money Market Fund (Class A Shares) which is dated February 1, 2004, and the Prospectus of the BB&T Prime Money Market Fund (Class A Shares) which is dated February 1, 2004.

The text of the Registration Statement was filed electronically.


                                                   BB&T Funds
                                                   Registrant


                                                   /s/ George O. Martinez
                                                   ---------------------------
                                                   George O. Martinez*
                                                   President


                                               *By /s/ Alan G. Priest
                                                   ---------------------------
                                                   Alan G. Priest
                                                   Attorney in Fact

February 4, 2004